Summary of Significant Accounting Policies - Property and equipment, Net (Details) - RENEO PHARMACEUTICALS INC [Member]	12 Months Ended
Dec. 31, 2023
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of useful life or remaining lease term